THE DUNHAM FUNDS

Dunham Real Estate Stock Fund

Incorporated herein by reference is the definitive version of the supplement for the Dunham Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 1, 2012 (SEC Accession No. 0000910472-12-001283).